FINANCIAL RISK MANAGEMENT, Foreign Exchange Risk (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)		Dec. 31, 2016 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Net assets / liabilities position [Abstract]
Assets	$ 61,943,027	$ 44,853,427	[1]
Liabilities	$ (30,997,722)	(19,573,838)	[1]
Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of funds denominated in US dollars to mitigate foreign exchange risk	74.00%				74.00%
Percentage appreciation (depreciation) of US Dollar against Argentine Peso	10.00%
Net assets / liabilities position [Abstract]
Assets					$ 394,369	$ 192,764	$ 88,463
Liabilities					(588,525)	(286,129)	(317,952)
Net assets/ liabilities position					$ (194,156)	$ (93,365)	$ (229,489)
Effect on financial results [Abstract]
Effect on financial results	$ 739,849	$ 259,923		$ 365,543
U.S. Dollars [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	77.00%	76.00%		79.00%
Argentine Pesos [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	59.00%	51.00%		43.00%

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)